SHORT-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2021
SHORT-TERM LOAN
Schedule of short-term loan

	As of December 31,
	2020	2021
	RMB	RMB
Short-term bank borrowing	600,000	100,000